SUPPLEMENT TO THE
SPARTAN(registered trademark) INTERMEDIATE MUNICIPAL INCOME FUND
A FUND OF FIDELITY SCHOOL STREET TRUST
SPARTAN MUNICIPAL INCOME FUND
A FUND OF FIDELITY MUNICIPAL TRUST
FEBRUARY 28, 2000
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FINANCIAL STATEMENTS" SECTION ON PAGE 26.

Spartan Intermediate Municipal Income and Spartan Municipal Income's financial statements and financial highlights for the fiscal year ended December 31, 1999, and November 30, 1999, respectively, and reports of the auditor, are included in each fund's annual report and are incorporated herein by reference.